Capital adequacy - Capital adequacy (Details) - SEK (kr) kr in Millions	Jun. 30, 2023	Dec. 31, 2022
Capital adequacy
Capital base requirement of 8 percent	8.00%
of which Capital conservation buffer	2.50%
Individual Pillar 2 requirement	3.67%
Minimum capital requirement one	4.50%
Minimum capital requirement two	1.50%
Minimum capital requirement three	2.00%
Additional capital pillar 2 guidance	1.50%
Parent Company
Capital adequacy
Common Equity Tier 1 capital ratio	20.10%	20.60%
Tier 1 capital ratio	20.10%	20.60%
Total capital ratio	20.10%	20.60%
Capital base requirement of 8 percent	kr 8,522	kr 8,074
of which Tier 1 requirement of 6 percent	6,392	6,056
of which minimum requirement of 4.5 percent	4,794	4,542
Pillar 2 capital requirements	3,910	3,704
Common Equity Tier 1 capital available to meet buffer requirements	8,980	9,013
Capital buffer requirements	4,374	3,330
of which Capital conservation buffer	2,663	2,523
of which Countercyclical buffer	1,711	807
Pillar 2 guidance	1,598	1,514
Total risk-based capital requirement	kr 18,404	kr 16,622
Capital base requirement of 8 percent	8.00%	8.00%
of which Tier 1 requirement of 6 percent	6.00%	6.00%
of which minimum requirement of 4.5 percent	4.50%	4.50%
Pillar 2 capital requirements	3.70%	3.70%
Common Equity Tier 1 capital available to meet buffer requirements	8.40%	8.90%
Capital buffer requirements	4.10%	3.30%
of which Capital conservation buffer	2.50%	2.50%
of which Countercyclical buffer	1.60%	0.80%
Pillar 2 guidance	1.50%	1.50%
Total risk-based capital requirement	17.30%	16.50%